TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT	TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT
Preferred stocks (temporary equity):

	Authorized		Issued and outstanding		Carrying Value		Liquidation Preference/Redemption Value
	December 31,		December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019	2020	2019
Series A preferred stocks	8,447,654	8,447,654	8,282,000	8,282,000	$2,988,788	$2,988,788	3,000,000	3,000,000
Series A-1 preferred stocks	1,588,510	1,588,510	1,588,510	1,588,510	$986,529	$986,529	1,000,000	1,000,000
Series B preferred stocks	3,103,109	3,103,109	3,103,109	3,103,109	$1,500,000	$1,500,000	1,500,000	1,500,000
Series B-1 preferred stocks	1,588,511	1,588,511	1,588,511	1,588,511	$1,000,000	$1,000,000	1,000,000	1,000,000
Series B-2 preferred stocks	10,860,886	10,860,886	10,860,886	10,860,886	$6,971,930	$6,971,930	7,000,000	7,000,000
Series C preferred stocks	8,553,574	8,663,340	8,310,521	8,310,521	$9,445,233	$9,445,233	9,500,002	9,500,002
Series D preferred stocks	5,516,001	5,656,659	5,516,001	5,516,001	$9,972,537	$9,972,537	10,000,001	10,000,001
Series E preferred stocks	6,227,271	6,227,271	6,227,271	6,227,271	$15,000,000	$15,000,000	15,000,000	15,000,000
Series F preferred stocks	9,628,964	9,628,964	9,628,964	9,628,964	$39,131,983	$31,835,154	$39,131,983	31,835,154
Total	55,514,480	55,514,480	55,105,773	55,105,773	$86,997,000	$79,700,171	$87,131,986	79,835,157
Preferred A, A-1, B, B-1, B-2, C, D, E and F stocks have all rights as common stocks. In addition, they have rights of conversion into common stocks and preference in liquidation event.
On January 7, 2019, the Company issued 9,628,964 Series F preferred stocks in a par value of $0.001, resulting in $29,692 equity investments, net of issuance cost.
As of December 31, 2020, the Company’s preferred stocks was classified as temporary equity in the accompanying condensed consolidated balance sheets in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities whose redemption is based upon certain change in control events outside of the Company’s control, including liquidation, sale or change of control of the Company.
The rights, preferences, and privileges of preferred stocks are as follows:
Voting Rights
Each share of the preferred stocks shall entitle the holder to the number of votes equal to the number of shares of common stocks into which such shares of preferred stocks could be converted. Until an initial public offering, written consent, or affirmative vote of the Series F majority, will be required for certain transactions by the Company, as mentioned in the Certificate of Incorporation.
Dividend Rights
Holders of preferred stocks shall be entitled to receive, when and if declared by the Board of Directors, out of any assets legally available, non-cumulative dividends in an amount equal to the original issuance price per share.
Preferred Stockholders are entitled to receive preference in terms of dividend distributions. Dividends for preferred stocks shall be distributed in the sequence listed below:
a.Series F preferred stocks
b.Series E preferred stocks
c.Junior preferred stocks i.e. all preferred stocks other than Series F and E Preferred Stock. These rank on an equal footing as and senior to the common stock and any other capital stock of the Company that is junior to the junior preferred stocks, as to dividends.
d.After all dividend preferences have been paid in full upon the shares of preferred stocks, any remaining dividends declared will be distributed to the holders of common stocks and preferred stocks, pro rata in proportion to the number of shares of common stocks held by each such holder on an as-if converted to common stock basis.
No dividends have been declared to date as of December 31, 2020.
Liquidation Preference
In the event of any liquidation event where liquidation event means liquidation, bankruptcy, dissolution, reorganization or winding up of the Company, either voluntary or involuntary, or any deemed liquidation event (including change in control), all of the holders of preferred stocks shall be entitled to receive, each with respect to its original issue price, an amount per share in accordance with the priorities and liquidation preferences as follows:
1.First, the holders of shares of Series F preferred stock shall be entitled to receive pro-rata, on a pari passu basis with each other, and prior and in preference to any distribution of any of the assets of the Company to the holders of common stock and the other holders of preferred stock, by reason of their ownership thereof, the Series F liquidation preference.
2.Second, the holders of shares of Series E preferred stock shall be entitled to receive pro-rata, on a pari passu basis with each other, and prior and in preference to any distribution of any of the assets of the Company to the holders of common stock and the other holders of preferred stock other than Series F preferred stock.
3.Third, the holders of shares of all other preferred stock, shall be entitled to receive pro-rata, on a pari passu basis with each other, and prior and in preference to any distribution of any of the assets of the Company to the holders of common stock.
If upon the occurrence of a liquidation event, the assets to be distributed among the holders of any class of preferred stocks are insufficient to permit the payment to such holders of their full preferred preference, then the entire assets of the Company legally available for distribution will be distributed ratably among the holders of that class of preferred stocks in proportion to the preferential amounts such holders are entitled to receive.
Conversion Rights
Each share of preferred stocks will be convertible, without payment of additional consideration at the option of the holder thereof, at any time after the date of issuance of such share into such number of fully paid and non-assessable shares of common stocks at any time after the date of issuance of such share into such number of fully paid and non-assessable shares of common stock according to a conversion ratio which is determined by dividing the original issue price (in effect on the date the certificate is surrendered for conversion) by the conversion price. The conversion price per share for shares of preferred stocks shall initially be equal to the original issue price, however, it shall be subject to adjustments pertaining to (i) certain splits and combinations (ii) other distributions (iii) recapitalizations, and (iv) adjustments for dilutive issues.
Each share of preferred stocks would automatically be converted into shares of common stocks at the conversion ratio upon the earlier of (i) the closing of an IPO with gross proceeds for the Company and any other participants in such IPO of at least $60,000 and a price per share reflecting an equity value of the Company of $500,000 or more and that is underwritten by investment bank acceptable to a majority of the outstanding shares of Series F preferred stocks; or (ii) a resolution approved by holders of at least a majority of the voting power underlying the Company’s issued and outstanding shares of preferred stocks and a majority of the outstanding shares of Series F preferred stocks.
Redemption Rights
Series F Preferred stock: At the election of Series F preferred stocks majority, within the five year anniversary of the Series F preferred stocks original issue date or upon occurrence of a liquidation event, each of the Series F preferred stocks unit will be subject to redemption at a price per unit equal to the greater of (i) Series F liquidation preference and (ii) the fair market value of a single share of Series F preferred stocks (or common stocks, as applicable) as of the Series F redemption date.
If the Company does not have sufficient funds legally available to redeem all shares of Series F preferred stocks and of any other class or series of stock to be redeemed, the Company will first redeem all shares of Series F Preferred stock and then redeem a pro rata portion of each other holder’s shares of such stock. As of December 31, 2020 and 2019 Series F redemption value was $38,824 and $31,835, respectively.
Series E Preferred stock: At the election of Series E preferred stocks majority, and subject to the prior payment in full due to the holders of shares of Series F preferred stocks, shares of Series E preferred stocks will be redeemed by the Company at a price equal to the Series E original issue price per share, plus all declared but unpaid dividends thereon in three annual installments commencing at any time on or after six year anniversary of the Series F preferred stocks original issue date. As of December 31, 2020 and 2019 the Series E redemption value was $15,000.
Balance Sheet Classification and Measurement
Series F preferred stocks are redeemable at the election of the holders within the five-year anniversary of the original issue date; thus, The Company classified the stock outside permanent equity pursuant to ASC 480-10-S99. Since redemption is probable, the Company recognized changes in the redemption value immediately as they occur and adjust the carrying amount of the Series F preferred stocks to equal the redemption value at the end of each reporting period. As of December 31, 2020 and 2019 the Company recorded an adjustment of $7,297 and $1,835 respectively. As there are no retained earnings, the 2019 adjustment was charged against additional paid in capital. The 2020 adjustment was charged against additional paid in capital and accumulated deficit, since the Company does not believe additional paid in capital can be recorded as a negative amount.
Series E preferred stocks are redeemable at the election of the holders if Series F preferred stock will be redeemed; thus, The Company classified the stock outside permanent equity pursuant to ASC 480-10-S99. Since redemption is probable, the Company recognized changes in the redemption value immediately as they occur and adjust the carrying amount of the Series E preferred stocks to equal the redemption value at the end of each reporting period. As of December 31, 2020, and 2019, the Company recorded an adjustment of $0 and $172 respectively. As there are no retained earnings, the 2019 adjustment was charged against additional paid in capital.
All other classes of preferred stocks are redeemable in a deemed liquidation event, which is not under the control of the Company; thus, the Company classified the stock outside permanent equity pursuant to ASC 480-10-S99. As of December 31, 2019, and 2020, the Company did not adjust the carrying values of the stock to the deemed liquidation values of such shares since a deemed liquidation event was not probable.
Stockholders’ deficit:

	Authorized		Issued		Outstanding
	December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019
Stocks of $0.001, par value each:
Common stocks	75,254,333	75,254,333	13,602,467	13,373,379	12,170,929	11,941,841
i.Common stocks:
The rights and privileges of the common stocks are as follows:
Voting Rights
The holders of the common stocks are entitled to one vote for each share of common stocks.
Dividend Rights
Subject to preferences that may be applicable to dividends of any outstanding preferred stocks, dividends may be paid on the common stocks as and when declared by the Board of Directors. Such dividends will be distributed among the holders of common stocks pro rata in proportion of the number of common stocks held by each.
Liquidation Rights
Upon the completion of the distribution of the applicable preferred preference in the event of any liquidation, bankruptcy, dissolution, reorganization or winding up of the Company, either voluntary or involuntary, or any deemed liquidation event , the remaining assets of the Company available for distribution (the “Remaining Distributable Amount”) will be distributed among the holders of common stocks and the holders of preferred stocks pro rata in proportion to the number of shares of common stocks held by each such holder on an as-if converted to common stock basis.
Redemption Rights
The common stocks are not redeemable.
The Company has reserved the following shares of common stock for issuance:

	December 31,
	2020	2019
Options outstanding	9,874,369	7,443,587
Options available for future option grants	1,158,017	817,887
Total	11,032,386	8,261,474
ii.Treasury stocks:
On December 10, 2012, the Company purchased 1,431,538 common stocks of $0.001 par value each, for a total consideration of $1,629.
iii.Equity classified warrants:
iv.The Company issued 100,000 warrants to American Friends of Tmura, Inc. (the “Holder”) on February 25, 2010 to purchase an aggregate of 100,000 Company’s Common stock, $0.001 par value each, with an exercise price of $0.09 which is subject to an adjustment on the occurrence of certain events. The warrants are exercisable until March 1, 2029. In lieu of exercising the warrants, the Holder may convert the warrants, in whole or in part, into a number of shares determined by dividing (a) the aggregate fair market value of the shares or other securities issuable upon exercise of the warrants minus the aggregate warrant price of such shares by (b) the fair market value of one share. The warrants were recorded within equity based on their fair value on the date of issuance. These warrants are not remeasured.